GRATIO VALUES FUND
RISK/RETURN
Investment Objective:
The Fund seeks long-term capital appreciation.
Fees and Expenses of the Fund:
The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Shareholder Fees	GRATIO VALUES FUND
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	none
Redemption Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Annual Fund Operating Expenses		GRATIO VALUES FUND
Management Fee		1.15%
Distribution (12b-1) and Shareholder Servicing Fees		0.25%
Other Expenses		28.09%
Acquired Fund Fees and Expenses	[1]	0.02%
Total Annual Fund Operating Expenses		29.51%
Fee Waivers and Expense Reimbursements	[2]	(28.14%)
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement		1.37%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or reimburse expenses to cap Fund expenses at 1.35% until May 31, 2012, and 3.00% until May 31, 2020. This agreement maybe terminated by the Fund's Board of Trustees on 60 days written notice to the advisor.

Example:
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
GRATIO VALUES FUND	139	778	1,442	3,220

Portfolio Turnover:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Principal Investment Strategies:

The Fund's investment advisor, Gratio Capital, Inc. (the "Advisor"), pursues the Fund's investment objective by investing primarily in securities it believes are both undervalued and pass its socially responsible investment screen.  The Advisor selects securities from any stock exchange in the United States (the "Universe").  However, the Advisor screens out businesses that derive more than 25% of their revenue directly from alcohol, tobacco, firearms or adult entertainment.

The Advisor seeks undervalued common stocks using a blended investment style composed of its "fundamental-value" sub-strategy and its "special situation" sub-strategy.  .  Under the fundamental-value sub-strategy, the Advisor selects common stocks using pre-determined fundamental criteria applied to the Universe reduced by (i) socially responsible investment screening, , (ii) utilities.  The fundamental metrics used for evaluating the remaining Universe of companies are:

  High return on invested capital (pre-tax earnings/(net working capital and net fixed assets)).

  High earnings yield (pre-tax earnings/common stock market capitalization and debt and minority interest and preferred shares less excess cash).

The Advisor believes the process identifies companies that are both good businesses (based on a high return on invested capital) and have bargain stock prices (based on high earnings yield).  The Advisor then analyzes companies that represent a good combination of High ROIC and High earnings yield and selects securities that they believe represent a compelling combination of both. . The advisor may classify any security “fundamental-value” that they believe, in their judgment possess superior combinations of high ROIC and high earnings yield,  Under usual circumstances, 50% to 80% of the Fund's investments, excluding cash balances, are selected using the fundamental value sub-strategy.

Under the special situation sub-strategy, securities are selected from the Universe, reduced by socially responsible investment screens, and at the portfolio manager’s discretion based on a favorable view of the overall risk/reward profile.  Typically, this special situation portion of the portfolio will be allocated toward prospects and situations that are viewed as opportunistic. These opportunities may exhibit value for reasons external to High ROIC or High earnings yield e.g. asset value, corporate divesture, recapitalization. These opportunities may be either in domestic or foreign securities traded on a U.S. stock exchange. As part of the special situation strategy, the Advisor may, in response to market, economic, political or other conditions, invest strategically and for defensive purposes to reduce risk.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  Generally, the Advisor buys securities that it believes meet its screens and are undervalued or opportunistic and sells them when it believes they are no longer undervalued or a company-specific opportunity has reached its conclusion, or that it was materially  mistaken in its projections of intrinsic value

Principal Investment Risk:

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Management Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Advisor to successfully identify common stocks that are undervalued using its fundamental value and special situation sub-strategies. The Advisor’s assessment and identification of undervalued common stocks may prove to be incorrect and there is no guarantee that the Advisor’s strategy will produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which makes the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly.

  Small and Medium Size Company Risk.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Performance:

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-254-7284.

Performance Bar Chart For Calendar Year Ended December 31, 2010

Best Quarter:	2nd Quarter 2009	25.67%
Worst Quarter:	2nd Quarter 2010	(9.15)%

Average Annual Total Returns (For periods ended December 31, 2010)
Average Annual Total Returns		1 Year	Since Inception		Inception Date
GRATIO VALUES FUND		17.86%	11.55%	[1]	Feb 25, 2008
GRATIO VALUES FUND After Taxes on Distributions		17.41%	10.78%	[1]
GRATIO VALUES FUND After Taxes on Distributions and Sales		11.87%	9.54%	[1]
GRATIO VALUES FUND S&P 500® Index(2)	[2]	15.06%	(0.77%)	[1]
[1]	The inception date of the Fund is February 25, 2008.
[2]	The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Aug 9, 2011
Registrant Name	dei_EntityRegistrantName	Northern Lights Fund Trust
Central Index Key	dei_EntityCentralIndexKey	0001314414
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug 9, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug 9, 2011
Prospectus Date	rr_ProspectusDate	Aug 2, 2011
GRATIO VALUES FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	RISK/RETURN
Objective [Heading]	rr_ObjectiveHeading	Investment Objective:
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks long-term capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund:
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2020-05-31
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover:
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.  During the most recent fiscal year, the Fund's portfolio turnover rate was 62% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	62.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example:
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund's investment advisor, Gratio Capital, Inc. (the "Advisor"), pursues the Fund's investment objective by investing primarily in securities it believes are both undervalued and pass its socially responsible investment screen.  The Advisor selects securities from any stock exchange in the United States (the "Universe").  However, the Advisor screens out businesses that derive more than 25% of their revenue directly from alcohol, tobacco, firearms or adult entertainment.

The Advisor seeks undervalued common stocks using a blended investment style composed of its "fundamental-value" sub-strategy and its "special situation" sub-strategy.  .  Under the fundamental-value sub-strategy, the Advisor selects common stocks using pre-determined fundamental criteria applied to the Universe reduced by (i) socially responsible investment screening, , (ii) utilities.  The fundamental metrics used for evaluating the remaining Universe of companies are:

  High return on invested capital (pre-tax earnings/(net working capital and net fixed assets)).

  High earnings yield (pre-tax earnings/common stock market capitalization and debt and minority interest and preferred shares less excess cash).

The Advisor believes the process identifies companies that are both good businesses (based on a high return on invested capital) and have bargain stock prices (based on high earnings yield).  The Advisor then analyzes companies that represent a good combination of High ROIC and High earnings yield and selects securities that they believe represent a compelling combination of both. . The advisor may classify any security “fundamental-value” that they believe, in their judgment possess superior combinations of high ROIC and high earnings yield,  Under usual circumstances, 50% to 80% of the Fund's investments, excluding cash balances, are selected using the fundamental value sub-strategy.

Under the special situation sub-strategy, securities are selected from the Universe, reduced by socially responsible investment screens, and at the portfolio manager’s discretion based on a favorable view of the overall risk/reward profile.  Typically, this special situation portion of the portfolio will be allocated toward prospects and situations that are viewed as opportunistic. These opportunities may exhibit value for reasons external to High ROIC or High earnings yield e.g. asset value, corporate divesture, recapitalization. These opportunities may be either in domestic or foreign securities traded on a U.S. stock exchange. As part of the special situation strategy, the Advisor may, in response to market, economic, political or other conditions, invest strategically and for defensive purposes to reduce risk.

The Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  Generally, the Advisor buys securities that it believes meet its screens and are undervalued or opportunistic and sells them when it believes they are no longer undervalued or a company-specific opportunity has reached its conclusion, or that it was materially  mistaken in its projections of intrinsic value

Risk [Heading]	rr_RiskHeading	Principal Investment Risk:
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.  Many factors affect the Fund's net asset value and performance.

  Management Risk. The ability of the Fund to meet its investment objective is directly related to the ability of the Advisor to successfully identify common stocks that are undervalued using its fundamental value and special situation sub-strategies. The Advisor’s assessment and identification of undervalued common stocks may prove to be incorrect and there is no guarantee that the Advisor’s strategy will produce the desired results.

  Non-Diversification Risk. The Fund is a non-diversified investment company, which makes the value of the Fund’s shares more susceptible to certain risks than shares of a diversified investment company.  The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.

  Stock Market Risk. Stock markets can be volatile. In other words, the prices of stocks can fall rapidly in response to developments affecting a specific company or industry, or to changing economic, political or market conditions. The Fund’s investments may decline in value if the stock markets perform poorly.

  Small and Medium Size Company Risk.  The value of a small or medium capitalization company stocks may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with all mutual funds, there is the risk that you could lose money through your investment in the Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is a non-diversified investment company, which makes the value of the Fund's shares more susceptible to certain risks than shares of a diversified investment company. The Fund has a greater potential to realize losses upon the occurrence of adverse events affecting a particular issuer.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance:
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart and performance table below show the variability of the Fund’s returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund’s shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index. You should be aware that the Fund’s past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.  Updated performance information is available at no cost by calling 1-877-254-7284.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table below show the variability of the Fund's returns, which is some indication of the risks of investing in the Fund. The bar chart shows performance of the Fund's shares for each full calendar year since the Fund's inception. The performance table compares the performance of the Fund over time to the performance of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	You should be aware that the Fund's past performance (before and after taxes) may not be an indication of how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Performance Bar Chart For Calendar Year Ended December 31, 2010
Bar Chart Narrative [Text Block]	rr_BarChartNarrativeTextBlock
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	2nd Quarter 2009	25.67%
Worst Quarter:	2nd Quarter 2010	(9.15)%

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	25.67%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2010
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(9.15%)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the highest historical individual federal marginal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder’s tax situation and may differ from those shown. The after-tax returns are not relevant if you hold your Fund shares in tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRA").

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (For periods ended December 31, 2010)
GRATIO VALUES FUND | GRATIO VALUES FUND
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed On Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fee	rr_ManagementFeesOverAssets	1.15%
Distribution (12b-1) and Shareholder Servicing Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	28.09%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	29.51%
Fee Waivers and Expense Reimbursements	rr_FeeWaiverOrReimbursementOverAssets	(28.14%)	[2]
Total Annual Fund Operating Expenses After Fee Waiver and Reimbursement	rr_NetExpensesOverAssets	1.37%
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	778
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,442
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	3,220
Annual Return 2009	rr_AnnualReturn2009	43.92%
Annual Return 2010	rr_AnnualReturn2010	17.86%
1 Year	rr_AverageAnnualReturnYear01	17.86%
Since Inception	rr_AverageAnnualReturnSinceInception	11.55%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Feb 25, 2008
GRATIO VALUES FUND | GRATIO VALUES FUND | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	17.41%
Since Inception	rr_AverageAnnualReturnSinceInception	10.78%	[3]
GRATIO VALUES FUND | GRATIO VALUES FUND | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	11.87%
Since Inception	rr_AverageAnnualReturnSinceInception	9.54%	[3]
GRATIO VALUES FUND | S&P 500® Index(2)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.06%	[4]
Since Inception	rr_AverageAnnualReturnSinceInception	(0.77%)	[3],[4]

[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Fund's financial highlights because the financial statements include only the direct operating expenses incurred by the Fund.
[2]	The Fund's advisor has contractually agreed to waive its fees and/or reimburse expenses to cap Fund expenses at 1.35% until May 31, 2012, and 3.00% until May 31, 2020. This agreement maybe terminated by the Fund's Board of Trustees on 60 days written notice to the advisor.
[3]	The inception date of the Fund is February 25, 2008.
[4]	The S&P 500® Index is an unmanaged market capitalization-weighted index of 500 of the largest capitalized U.S. domiciled companies. Index returns assume reinvestment of dividends. Unlike the Fund's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.